     Filed with the Securities and Exchange Commission on August 15, 2008

Registration No. 333-130989               Investment Company Act No. 811-07325

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 13
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 89

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 367-1730
   (Address and telephone number of depositor's principal executive offices)

                               JOSEPH D. EMANUEL
                              CHIEF LEGAL OFFICER
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        751 Broad Street, Newark, New Jersey 07102-3714 (973) 802-6997

          Approximate Date of Proposed Sale to the Public: Continuous

   It is proposed that this filing become effective: (check appropriate space)

   [_] immediately upon filing pursuant to paragraph (b) of Rule 485

   [_] on ________ pursuant to paragraph (b) of Rule 485

   [X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

   [_] on ________ pursuant to paragraph (a) (i) of Rule 485

   [_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

   [_] on ________ pursuant to paragraph (a) (ii) of Rule 485

   If appropriate, check the following box:

   [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:
              Interest in Individual Variable Annuity Contracts.

================================================================================

Premier

                                     Note:

Registrant is filing this Post-Effective Amendment No. 13 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 10 filed with the SEC on April 15, 2008, as supplemented, are hereby incorporated by reference. However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                   PRUCO LIFE INSURANCE COMPANY
                                       PRUCO LIFE INSURANCE COMPANY OF NEW YORK

 PRUDENTIAL PREMIER VARIABLE ANNUITY B SERIES/SM/ ("B SERIES")
 PRUDENTIAL PREMIER VARIABLE ANNUITY L SERIES/SM/ ("L SERIES")
 PRUDENTIAL PREMIER VARIABLE ANNUITY X SERIES/SM/ ("X SERIES")

                        Supplement Dated August 15, 2008
                     to the Prospectuses Dated May 1, 2008

 This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

 In the Prospectus immediately following the Table of Contents, we add the following section entitled, "Summary":

                                    SUMMARY

           Prudential Premier Variable Annuity B Series ("B Series") Prudential Premier Variable Annuity L Series ("L Series") Prudential Premier Variable Annuity X Series ("X Series")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. This Summary only describes the annuities we currently sell. If you have already purchased your annuity, some of the features may be different. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and to receive an income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial advisor will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of guarantees to receive an income for life, or death benefits for your beneficiaries. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 Why is a variable annuity "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. With the help of your financial advisor, you choose the annuity based on your time horizon, liquidity needs, and desire for credits. The annuities described in this prospectus are:
..   Prudential Premier Variable Annuity B Series ("B Series")
..   Prudential Premier Variable Annuity L Series ("L Series")
..   Prudential Premier Variable Annuity X Series ("X Series")

 See Appendix B for a side-by-side comparison of the key features of each of these annuities.

 How do I purchase one of the variable annuities? See your financial advisor to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                            Maximum Age for  Minimum Initial
                  Product   Initial Purchase Purchase Payment
                  -------------------------------------------
                  B Series         85            $1,000
                  -------------------------------------------
                  X Series         75            $10,000
                  -------------------------------------------
                  L Series         85            $10,000
                  -------------------------------------------

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you varies by law, and is stated on the front cover of your contract. You must cancel your contract in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial advisor, you choose where to invest your money within the annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read carefully. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a surrender charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a surrender charge. You may take withdrawals until your account value is depleted.

 Instead of withdrawals, you may elect to receive annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their account value through withdrawals. If you elect to receive annuity payments, you convert your account value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of a guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your account value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The propriety formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
..   Highest Daily Lifetime Seven
..   Spousal Highest Daily Lifetime Seven
..   Highest Daily Lifetime Seven with Lifetime Income Accelerator
..   Highest Daily Lifetime Seven with Beneficiary Income Option
..   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
..   Lifetime Five
..   Spousal Lifetime Five

 Options for Guaranteed Accumulation. We offer an optional benefit for an additional fee that guarantees your account value to a certain level after a period of years. This benefit is called "Highest Daily Guaranteed Return Option", and as part of this benefit you are required to invest only in certain permitted investment options. This benefit utilizes a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The proprietary formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary. This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:

 Other Guaranteed Options. We also offer the following options. Please see the corresponding section in the prospectus for complete details:
..   Guaranteed Minimum Income Benefit: This option guarantees a rate of accumulation of your purchase payments over a period of years for use with converting your account value into an annuity stream (also called "annuitization").

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer a number of optional death benefits for an additional charge:
..   Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity. (Not available in Pruco Life Insurance Company).
..   Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers
    the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.
..   Highest Daily Value Death Benefit: Offers the greater of the basic death benefit and a highest daily value of the annuity. (Not available in Pruco Life Insurance Company of New Jersey).

 Each death benefit has certain age restrictions. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

 How do I receive credits?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

          Oldest Owners Age On The Date  Purchase Credit On Purchase
          That The Purchase Payment Is      Payments As They Are
             Applied To The Annuity        Applied To The Annuity
          -----------------------------------------------------------
                    0 - 80                         6.00%*
          -----------------------------------------------------------
                    81 - 85                        3.000
          -----------------------------------------------------------

 * For X Series annuities issued prior to a specified date, the credit applicable to ages 0 - 80 is 5%

 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long you have held your Annuity. The CDSC is different depending on which annuity you purchase:

              Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
    -----------------------------------------------------------------------
    B Series  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%     -      -
    -----------------------------------------------------------------------
    L Series  7.0%  7.0%  6.0%  5.0%  0.0%     -     -     -     -      -
    -----------------------------------------------------------------------
    X Series  9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
    -----------------------------------------------------------------------

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge daily. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                    FEE/CHARGE             B Series L Series X Series
          -----------------------------------------------------------
          Mortality & Expense Risk Charge   1.00%    1.35%    1.40%
          -----------------------------------------------------------
          Administration Charge             0.15%    0.15%    0.15%
          -----------------------------------------------------------
          Total Insurance Charge            1.15%    1.50%    1.55%
          -----------------------------------------------------------

 Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit Price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity
 We will pay your financial advisor a commission for selling one of our variable annuities to you. We may also pay fees to your financial advisor's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial advisor to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial advisor or us. See "General Information".

 Other Information
 Please see the section entitled "General Information" for more information about our annuities.

                     [THIS SPACE LEFT INTENTIONALLY BLANK]

 In the Prospectus, immediately after the section entitled "Appendix F - Asset Transfer Formula Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven" we add the following section entitled "Appendix G - Hypothetical Illustrations":

                    APPENDIX G - HYPOTHETICAL ILLUSTRATIONS

 The tables in the following pages illustrate examples of how each of our variable annuities could operate. Each illustration shows how different hypothetical rates of return could affect the value of your annuity, its death benefit, and withdrawal values over a hypothetical 30-year period. The returns shown are hypothetical and should not be deemed a projection or prediction of future rates of return. Actual investment results will be more or less than those shown and will depend on a number of factors, including the choice and actual returns of the variable investment options in which you invest.

 The illustrations assume:
..   You make one purchase payment of $100,000;
..   You elect Highest Daily Lifetime Seven ("HD7") at issue;
..   You do not elect an optional death benefit;
..   You purchase the annuity at age 55;
..   You begin taking withdrawals in the 11/th/ annuity year.

 The tables are intended to enhance your understanding of our variable annuity by illustrating an example based on the assumptions above. Each illustration is based on only one set of assumptions, and would show different results under a different set of assumptions, such as a different selection of optional benefits. You may obtain illustrations that are customized for your individual situation by contacting your financial advisor.

 In order to illustrate different levels of fluctuation that could occur due to different styles of investing, we have included hypothetical returns based on a "growth" model and a "conservative growth" model. Each model represents a mix of equity-based and fixed-income returns. The "growth" model assumes allocations to investments more heavily weighted in equity investments, where the "conservative growth" model assumes allocations to investments more heavily weighted in fixed-income investments. We have also included an illustration that assumes the annuity grows at a hypothetical rate of return based on a "0% Gross Return" model. The purpose of showing the 0% Return model is to demonstrate how negative growth in the underlying investment options, together with the effect of contract charges, affects various values under the annuity. In all cases the hypothetical values are intended to be net of underlying portfolio charges as well as charges for the annuity and optional benefits. It is not possible to invest in any of the models.

                           Hypothetical Growth Model

                                    B Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    3.36%  103,360   97,360  103,360  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.80%  114,522  109,522  114,522  133,226         -        6,661
------------------------------------------------------------------------------------
  3        -   24.21%  142,245  138,245  142,245  148,322         -        7,416
------------------------------------------------------------------------------------
  4        -   -6.79%  132,589  129,589  132,589  158,704         -        7,935
------------------------------------------------------------------------------------
  5        -   15.43%  153,046  151,046  153,046  169,813         -        8,491
------------------------------------------------------------------------------------
  6        -   16.55%  178,370  177,370  178,370  184,655         -        9,233
------------------------------------------------------------------------------------
  7        -    1.95%  181,848  181,848  181,848  202,857         -       10,143
------------------------------------------------------------------------------------
  8        -   24.30%  226,034  226,034  226,034  229,960         -       11,498
------------------------------------------------------------------------------------
  9        -   13.62%  256,830  256,830  256,830  265,025         -       13,251
------------------------------------------------------------------------------------
 10        -    2.93%  264,347  264,347  264,347  291,784         -       14,589
------------------------------------------------------------------------------------
 11        -   10.70%  276,474  276,474  276,474  277,195    14,589       14,589
------------------------------------------------------------------------------------
 12        -   22.40%  320,550  320,550  320,550  320,550    14,589       16,027
------------------------------------------------------------------------------------
 13        -   -4.84%  289,794  289,794  289,794  304,522    16,027       16,027
------------------------------------------------------------------------------------
 14        -   23.37%  337,758  337,758  337,758  337,758    16,027       16,888
------------------------------------------------------------------------------------
 15        -    4.92%  336,647  336,647  336,647  355,666    16,888       17,783
------------------------------------------------------------------------------------
 16        -    6.83%  340,643  340,643  340,643  340,643    17,783       17,783
------------------------------------------------------------------------------------
 17        -   -2.87%  313,609  313,609  313,609  320,100    17,783       17,783
------------------------------------------------------------------------------------
 18        -   29.20%  382,212  382,212  382,212  382,212    17,783       19,111
------------------------------------------------------------------------------------
 19        -   15.60%  419,752  419,752  419,752  428,453    19,111       21,423
------------------------------------------------------------------------------------
 20        -   25.32%  499,183  499,183  499,183  499,183    21,423       29,951
------------------------------------------------------------------------------------
 21        -   21.43%  569,795  569,795  569,795  569,795    29,951       34,188
------------------------------------------------------------------------------------
 22        -   13.66%  608,793  608,793  608,793  611,362    34,188       36,682
------------------------------------------------------------------------------------
 23        -   -7.75%  527,747  527,747  527,747  574,680    36,682       36,682
------------------------------------------------------------------------------------
 24        -  -10.72%  438,407  438,407  438,407  537,999    36,682       36,682
------------------------------------------------------------------------------------
 25        -  -17.62%  330,942  330,942  330,942  501,317    36,682       36,682
------------------------------------------------------------------------------------
 26        -   20.09%  353,376  353,376  353,376  464,635    36,682       36,682
------------------------------------------------------------------------------------
 27        -    6.66%  337,796  337,796  337,796  427,954    36,682       36,682
------------------------------------------------------------------------------------
 28        -    0.82%  303,583  303,583  303,583  391,272    36,682       36,682
------------------------------------------------------------------------------------
 29        -    8.61%  289,871  289,871  289,871  354,590    36,682       36,682
------------------------------------------------------------------------------------
 30        -   -1.11%  250,383  250,383  250,383  317,908    36,682       36,682
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    B Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.75%   103,751   97,751  103,751  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.89%   105,711  100,711  105,711  121,037         -        6,052
------------------------------------------------------------------------------------
  3        -  18.84%   125,628  121,628  125,628  129,738         -        6,487
------------------------------------------------------------------------------------
  4        -  -1.96%   123,171  120,171  123,171  138,820         -        6,941
------------------------------------------------------------------------------------
  5        -  10.69%   136,344  134,344  136,344  148,537         -        7,427
------------------------------------------------------------------------------------
  6        -   9.74%   149,618  148,618  149,618  158,935         -        7,947
------------------------------------------------------------------------------------
  7        -  -0.98%   148,153  148,153  148,153  170,060         -        8,503
------------------------------------------------------------------------------------
  8        -  15.52%   171,145  171,145  171,145  181,964         -        9,098
------------------------------------------------------------------------------------
  9        -   8.76%   186,137  186,137  186,137  194,702         -        9,735
------------------------------------------------------------------------------------
 10        -   5.85%   197,032  197,032  197,032  210,875         -       10,544
------------------------------------------------------------------------------------
 11        -   4.88%   195,580  195,580  195,580  200,332    10,544       10,544
------------------------------------------------------------------------------------
 12        -  10.74%   204,905  204,905  204,905  204,905    10,544       10,544
------------------------------------------------------------------------------------
 13        -  -2.85%   188,813  188,813  188,813  188,813    10,544       10,544
------------------------------------------------------------------------------------
 14        -  17.54%   209,545  209,545  209,545  209,545    10,544       10,544
------------------------------------------------------------------------------------
 15        -   3.95%   206,852  206,852  206,852  215,254    10,544       10,763
------------------------------------------------------------------------------------
 16        -   6.84%   209,510  209,510  209,510  209,510    10,763       10,763
------------------------------------------------------------------------------------
 17        -  -3.83%   191,130  191,130  191,130  193,728    10,763       10,763
------------------------------------------------------------------------------------
 18        -  21.43%   219,017  219,017  219,017  219,017    10,763       10,951
------------------------------------------------------------------------------------
 19        -   6.86%   222,337  222,337  222,337  228,178    10,951       11,409
------------------------------------------------------------------------------------
 20        -  14.62%   241,775  241,775  241,775  241,775    11,409       14,506
------------------------------------------------------------------------------------
 21        -  12.69%   256,105  256,105  256,105  256,105    14,506       15,366
------------------------------------------------------------------------------------
 22        -   3.95%   250,240  250,240  250,240  250,240    15,366       15,366
------------------------------------------------------------------------------------
 23        -   1.02%   237,281  237,281  237,281  237,281    15,366       15,366
------------------------------------------------------------------------------------
 24        -  -1.88%   217,737  217,737  217,737  217,737    15,366       15,366
------------------------------------------------------------------------------------
 25        -  -3.83%   194,622  194,622  194,622  194,640    15,366       15,366
------------------------------------------------------------------------------------
 26        -   9.76%   196,754  196,754  196,754  196,754    15,366       15,366
------------------------------------------------------------------------------------
 27        -   3.94%   188,542  188,542  188,542  188,542    15,366       15,366
------------------------------------------------------------------------------------
 28        -   0.06%   173,275  173,275  173,275  173,275    15,366       15,366
------------------------------------------------------------------------------------
 29        -   4.91%   165,668  165,668  165,668  165,668    15,366       15,366
------------------------------------------------------------------------------------
 30        -   2.00%   153,312  153,312  153,312  153,312    15,366       15,366
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    B Series

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -2.93%   97,074   91,074  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -2.99%   94,170   89,170  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.06%   91,287   87,287  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.14%   88,419   85,419  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.23%   85,562   83,562  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.33%   82,714   81,714  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.44%   79,870   79,870  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -3.56%   77,025   77,025  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -3.70%   74,174   74,174  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -3.86%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -3.57%   86,791   86,791   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -3.71%   73,942   73,942   79,630  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -3.91%   61,444   61,444   68,861  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.19%   49,289   49,289   57,654  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -4.63%   37,469   37,469   45,957  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -5.43%   25,978   25,978   33,691  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -7.33%   14,807   14,807   20,722  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -17.85%    3,949    3,949    6,727  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -        -        -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -        -        -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -        -        -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -        -        -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -        -        -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -        -        -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -        -        -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -        -        -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -        -        -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -        -        -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                    L Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.97%  102,967   95,967  102,967  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   10.42%  113,692  107,692  113,692  132,385         -        6,619
------------------------------------------------------------------------------------
  3        -   23.77%  140,715  135,715  140,715  146,762         -        7,338
------------------------------------------------------------------------------------
  4        -   -7.03%  130,819  130,819  130,819  157,035         -        7,852
------------------------------------------------------------------------------------
  5        -   14.85%  150,241  150,241  150,241  168,028         -        8,401
------------------------------------------------------------------------------------
  6        -   16.14%  174,492  174,492  174,492  180,776         -        9,039
------------------------------------------------------------------------------------
  7        -    1.60%  177,280  177,280  177,280  198,140         -        9,907
------------------------------------------------------------------------------------
  8        -   23.87%  219,592  219,592  219,592  223,409         -       11,170
------------------------------------------------------------------------------------
  9        -   13.23%  248,649  248,649  248,649  256,650         -       12,833
------------------------------------------------------------------------------------
 10        -    2.57%  255,043  255,043  255,043  281,854         -       14,093
------------------------------------------------------------------------------------
 11        -   10.31%  265,798  265,798  265,798  267,761    14,093       14,093
------------------------------------------------------------------------------------
 12        -   21.98%  307,025  307,025  307,025  307,025    14,093       15,351
------------------------------------------------------------------------------------
 13        -   -5.17%  276,606  276,606  276,606  291,674    15,351       15,351
------------------------------------------------------------------------------------
 14        -   22.95%  321,210  321,210  321,210  321,210    15,351       16,060
------------------------------------------------------------------------------------
 15        -    4.56%  319,049  319,049  319,049  337,657    16,060       16,883
------------------------------------------------------------------------------------
 16        -    6.46%  321,684  321,684  321,684  321,684    16,883       16,883
------------------------------------------------------------------------------------
 17        -   -3.20%  295,037  295,037  295,037  303,892    16,883       16,883
------------------------------------------------------------------------------------
 18        -   28.76%  358,140  358,140  358,140  358,140    16,883       17,907
------------------------------------------------------------------------------------
 19        -   15.20%  391,959  391,959  391,959  400,429    17,907       20,021
------------------------------------------------------------------------------------
 20        -   24.89%  464,501  464,501  464,501  464,501    20,021       27,870
------------------------------------------------------------------------------------
 21        -   21.01%  528,378  528,378  528,378  528,378    27,870       31,703
------------------------------------------------------------------------------------
 22        -   13.27%  562,594  562,594  562,594  565,457    31,703       33,927
------------------------------------------------------------------------------------
 23        -   -8.07%  485,980  485,980  485,980  531,529    33,927       33,927
------------------------------------------------------------------------------------
 24        -  -11.04%  402,167  402,167  402,167  497,602    33,927       33,927
------------------------------------------------------------------------------------
 25        -  -17.91%  302,281  302,281  302,281  463,674    33,927       33,927
------------------------------------------------------------------------------------
 26        -   19.66%  321,106  321,106  321,106  429,747    33,927       33,927
------------------------------------------------------------------------------------
 27        -    6.28%  305,204  305,204  305,204  395,820    33,927       33,927
------------------------------------------------------------------------------------
 28        -    0.45%  272,493  272,493  272,493  361,892    33,927       33,927
------------------------------------------------------------------------------------
 29        -    8.20%  258,129  258,129  258,129  327,965    33,927       33,927
------------------------------------------------------------------------------------
 30        -   -1.49%  220,869  220,869  220,869  294,037    33,927       33,927
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    L Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.34%   103,335   96,335  103,335  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   1.59%   104,981   98,981  104,981  120,248         -        6,012
------------------------------------------------------------------------------------
  3        -  18.45%   124,352  119,352  124,352  128,665         -        6,433
------------------------------------------------------------------------------------
  4        -  -2.30%   121,497  121,497  121,497  137,672         -        6,884
------------------------------------------------------------------------------------
  5        -  10.31%   134,019  134,019  134,019  147,309         -        7,365
------------------------------------------------------------------------------------
  6        -   9.35%   146,550  146,550  146,550  157,621         -        7,881
------------------------------------------------------------------------------------
  7        -  -1.33%   144,601  144,601  144,601  168,654         -        8,433
------------------------------------------------------------------------------------
  8        -  15.11%   166,445  166,445  166,445  180,460         -        9,023
------------------------------------------------------------------------------------
  9        -   8.37%   180,375  180,375  180,375  193,092         -        9,655
------------------------------------------------------------------------------------
 10        -   5.48%   190,251  190,251  190,251  206,609         -       10,330
------------------------------------------------------------------------------------
 11        -   4.50%   188,020  188,020  188,020  196,278    10,330       10,330
------------------------------------------------------------------------------------
 12        -  10.35%   196,084  196,084  196,084  196,084    10,330       10,330
------------------------------------------------------------------------------------
 13        -  -3.19%   179,826  179,826  179,826  179,826    10,330       10,330
------------------------------------------------------------------------------------
 14        -  17.14%   198,545  198,545  198,545  198,545    10,330       10,330
------------------------------------------------------------------------------------
 15        -   3.59%   194,965  194,965  194,965  194,965    10,330       10,330
------------------------------------------------------------------------------------
 16        -   6.49%   196,622  196,622  196,622  196,622    10,330       10,330
------------------------------------------------------------------------------------
 17        -  -4.16%   178,543  178,543  178,543  178,543    10,330       10,330
------------------------------------------------------------------------------------
 18        -  21.01%   203,553  203,553  203,553  203,553    10,330       10,330
------------------------------------------------------------------------------------
 19        -   6.49%   205,763  205,763  205,763  211,351    10,330       10,568
------------------------------------------------------------------------------------
 20        -  14.23%   222,969  222,969  222,969  222,969    10,568       13,378
------------------------------------------------------------------------------------
 21        -  12.30%   235,370  235,370  235,370  235,370    13,378       14,122
------------------------------------------------------------------------------------
 22        -   3.59%   229,186  229,186  229,186  229,186    14,122       14,122
------------------------------------------------------------------------------------
 23        -   0.68%   216,516  216,516  216,516  216,516    14,122       14,122
------------------------------------------------------------------------------------
 24        -  -2.22%   197,899  197,899  197,899  197,899    14,122       14,122
------------------------------------------------------------------------------------
 25        -  -4.16%   176,129  176,129  176,129  178,881    14,122       14,122
------------------------------------------------------------------------------------
 26        -   9.37%   177,193  177,193  177,193  177,193    14,122       14,122
------------------------------------------------------------------------------------
 27        -   3.59%   168,918  168,918  168,918  168,918    14,122       14,122
------------------------------------------------------------------------------------
 28        -  -0.29%   154,350  154,350  154,350  154,350    14,122       14,122
------------------------------------------------------------------------------------
 29        -   4.55%   146,612  146,612  146,612  146,612    14,122       14,122
------------------------------------------------------------------------------------
 30        -   1.65%   134,676  134,676  134,676  134,676    14,122       14,122
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    L Series

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.26%   96,737   89,737  100,000  107,000         -        5,350
------------------------------------------------------------------------------------
  2        -   -3.33%   93,517   87,517  100,000  114,490         -        5,724
------------------------------------------------------------------------------------
  3        -   -3.40%   90,333   85,333  100,000  122,504         -        6,125
------------------------------------------------------------------------------------
  4        -   -3.49%   87,183   87,183  100,000  131,080         -        6,554
------------------------------------------------------------------------------------
  5        -   -3.58%   84,063   84,063  100,000  140,255         -        7,013
------------------------------------------------------------------------------------
  6        -   -3.68%   80,966   80,966  100,000  150,073         -        7,504
------------------------------------------------------------------------------------
  7        -   -3.80%   77,890   77,890  100,000  160,578         -        8,029
------------------------------------------------------------------------------------
  8        -   -3.93%   74,828   74,828  100,000  171,819         -        8,591
------------------------------------------------------------------------------------
  9        -   -4.08%   71,777   71,777  100,000  183,846         -        9,192
------------------------------------------------------------------------------------
 10        -   -4.24%  100,000  100,000  100,000  200,000         -       10,000
------------------------------------------------------------------------------------
 11        -   -3.90%   86,489   86,489   90,000  190,000    10,000       10,000
------------------------------------------------------------------------------------
 12        -   -4.05%   73,390   73,390   79,594  180,000    10,000       10,000
------------------------------------------------------------------------------------
 13        -   -4.26%   60,692   60,692   68,749  170,000    10,000       10,000
------------------------------------------------------------------------------------
 14        -   -4.55%   48,385   48,385   57,421  160,000    10,000       10,000
------------------------------------------------------------------------------------
 15        -   -5.02%   36,458   36,458   45,554  150,000    10,000       10,000
------------------------------------------------------------------------------------
 16        -   -5.88%   24,901   24,901   33,059  140,000    10,000       10,000
------------------------------------------------------------------------------------
 17        -   -8.03%   13,705   13,705   19,783  130,000    10,000       10,000
------------------------------------------------------------------------------------
 18        -  -22.79%    2,861    2,861    5,348  120,000    10,000       10,000
------------------------------------------------------------------------------------
 19        -        -        -        -        -  110,000    10,000       10,000
------------------------------------------------------------------------------------
 20        -        -        -        -        -  100,000    10,000       10,000
------------------------------------------------------------------------------------
 21        -        -        -        -        -   90,000    10,000       10,000
------------------------------------------------------------------------------------
 22        -        -        -        -        -   80,000    10,000       10,000
------------------------------------------------------------------------------------
 23        -        -        -        -        -   70,000    10,000       10,000
------------------------------------------------------------------------------------
 24        -        -        -        -        -   60,000    10,000       10,000
------------------------------------------------------------------------------------
 25        -        -        -        -        -   50,000    10,000       10,000
------------------------------------------------------------------------------------
 26        -        -        -        -        -   40,000    10,000       10,000
------------------------------------------------------------------------------------
 27        -        -        -        -        -   30,000    10,000       10,000
------------------------------------------------------------------------------------
 28        -        -        -        -        -   20,000    10,000       10,000
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,000    10,000       10,000
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,000       10,000
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                           Hypothetical Growth Model

                                    X Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000    2.91%  109,085  100,585  103,085  113,420         -        5,671
------------------------------------------------------------------------------------
  2        -   10.36%  120,389  112,389  120,389  140,202         -        7,010
------------------------------------------------------------------------------------
  3        -   23.71%  148,929  141,929  148,929  155,333         -        7,767
------------------------------------------------------------------------------------
  4        -   -7.08%  138,378  132,378  138,378  166,206         -        8,310
------------------------------------------------------------------------------------
  5        -   14.78%  158,830  153,830  158,830  177,841         -        8,892
------------------------------------------------------------------------------------
  6        -   16.08%  184,374  180,374  184,374  191,035         -        9,552
------------------------------------------------------------------------------------
  7        -    1.55%  187,228  184,228  187,228  209,316         -       10,466
------------------------------------------------------------------------------------
  8        -   23.81%  231,799  229,799  231,799  235,829         -       11,791
------------------------------------------------------------------------------------
  9        -   13.18%  262,343  262,343  262,343  270,795         -       13,540
------------------------------------------------------------------------------------
 10        -    2.52%  268,956  268,956  268,956  297,281         -       14,864
------------------------------------------------------------------------------------
 11        -   10.26%  280,600  280,600  280,600  282,417    14,864       14,864
------------------------------------------------------------------------------------
 12        -   21.92%  324,396  324,396  324,396  324,396    14,864       16,220
------------------------------------------------------------------------------------
 13        -   -5.21%  292,379  292,379  292,379  308,176    16,220       16,220
------------------------------------------------------------------------------------
 14        -   22.89%  339,634  339,634  339,634  339,634    16,220       16,982
------------------------------------------------------------------------------------
 15        -    4.50%  337,341  337,341  337,341  357,104    16,982       17,855
------------------------------------------------------------------------------------
 16        -    6.41%  340,043  340,043  340,043  340,043    17,855       17,855
------------------------------------------------------------------------------------
 17        -   -3.25%  311,723  311,723  311,723  321,394    17,855       17,855
------------------------------------------------------------------------------------
 18        -   28.69%  378,186  378,186  378,186  378,186    17,855       18,909
------------------------------------------------------------------------------------
 19        -   15.15%  413,695  413,695  413,695  422,687    18,909       21,134
------------------------------------------------------------------------------------
 20        -   24.83%  490,014  490,014  490,014  490,014    21,134       29,401
------------------------------------------------------------------------------------
 21        -   20.95%  557,126  557,126  557,126  557,126    29,401       33,428
------------------------------------------------------------------------------------
 22        -   13.22%  592,911  592,911  592,911  596,002    33,428       35,760
------------------------------------------------------------------------------------
 23        -   -8.12%  511,911  511,911  511,911  560,241    35,760       35,760
------------------------------------------------------------------------------------
 24        -  -11.08%  423,394  423,394  423,394  524,481    35,760       35,760
------------------------------------------------------------------------------------
 25        -  -17.95%  318,041  318,041  318,041  488,721    35,760       35,760
------------------------------------------------------------------------------------
 26        -   19.60%  337,597  337,597  337,597  452,961    35,760       35,760
------------------------------------------------------------------------------------
 27        -    6.22%  320,617  320,617  320,617  417,201    35,760       35,760
------------------------------------------------------------------------------------
 28        -    0.40%  285,983  285,983  285,983  381,441    35,760       35,760
------------------------------------------------------------------------------------
 29        -    8.14%  270,598  270,598  270,598  345,681    35,760       35,760
------------------------------------------------------------------------------------
 30        -   -1.54%  231,221  231,221  231,221  309,921    35,760       35,760
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                    X Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   3.27%   109,470  100,970  103,470  113,420         -        5,671
------------------------------------------------------------------------------------
  2        -   1.54%   111,159  103,159  111,159  127,341         -        6,367
------------------------------------------------------------------------------------
  3        -  18.39%   131,599  124,599  131,599  136,255         -        6,813
------------------------------------------------------------------------------------
  4        -  -2.35%   128,513  122,513  128,513  145,793         -        7,290
------------------------------------------------------------------------------------
  5        -  10.25%   141,687  136,687  141,687  155,999         -        7,800
------------------------------------------------------------------------------------
  6        -   9.29%   154,857  150,857  154,857  166,918         -        8,346
------------------------------------------------------------------------------------
  7        -  -1.38%   152,719  149,719  152,719  178,603         -        8,930
------------------------------------------------------------------------------------
  8        -  15.05%   175,700  173,700  175,700  191,105         -        9,555
------------------------------------------------------------------------------------
  9        -   8.31%   190,306  190,306  190,306  204,482         -       10,224
------------------------------------------------------------------------------------
 10        -   5.42%   200,622  200,622  200,622  218,796         -       10,940
------------------------------------------------------------------------------------
 11        -   4.45%   198,538  198,538  198,538  207,856    10,940       10,940
------------------------------------------------------------------------------------
 12        -  10.30%   207,308  207,308  207,308  207,308    10,940       10,940
------------------------------------------------------------------------------------
 13        -  -3.24%   190,310  190,310  190,310  190,310    10,940       10,940
------------------------------------------------------------------------------------
 14        -  17.08%   210,324  210,324  210,324  210,324    10,940       10,940
------------------------------------------------------------------------------------
 15        -   3.54%   206,667  206,667  206,667  206,667    10,940       10,940
------------------------------------------------------------------------------------
 16        -   6.44%   208,525  208,525  208,525  208,525    10,940       10,940
------------------------------------------------------------------------------------
 17        -  -4.21%   189,404  189,404  189,404  189,404    10,940       10,940
------------------------------------------------------------------------------------
 18        -  20.95%   215,966  215,966  215,966  215,966    10,940       10,940
------------------------------------------------------------------------------------
 19        -   6.44%   218,279  218,279  218,279  224,234    10,940       11,212
------------------------------------------------------------------------------------
 20        -  14.17%   236,420  236,420  236,420  236,420    11,212       14,185
------------------------------------------------------------------------------------
 21        -  12.24%   249,446  249,446  249,446  249,446    14,185       14,967
------------------------------------------------------------------------------------
 22        -   3.54%   242,772  242,772  242,772  242,772    14,967       14,967
------------------------------------------------------------------------------------
 23        -   0.63%   229,231  229,231  229,231  229,231    14,967       14,967
------------------------------------------------------------------------------------
 24        -  -2.27%   209,402  209,402  209,402  209,402    14,967       14,967
------------------------------------------------------------------------------------
 25        -  -4.21%   186,252  186,252  186,252  189,579    14,967       14,967
------------------------------------------------------------------------------------
 26        -   9.32%   187,246  187,246  187,246  187,246    14,967       14,967
------------------------------------------------------------------------------------
 27        -   3.53%   178,369  178,369  178,369  178,369    14,967       14,967
------------------------------------------------------------------------------------
 28        -  -0.34%   162,851  162,851  162,851  162,851    14,967       14,967
------------------------------------------------------------------------------------
 29        -   4.50%   154,540  154,540  154,540  154,540    14,967       14,967
------------------------------------------------------------------------------------
 30        -   1.60%   141,808  141,808  141,808  141,808    14,967       14,967
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                    X Series

------------------------------------------------------------------------------------
                                                           Withdrawal
              Annual    Total                               Amount @
             Net Rate  Account Surrender  Death  Protected  Beginning   HD7 Annual
Year Premium of Return  Value    Value   Benefit   Value   of the Year Income Amount
------------------------------------------------------------------------------------
  1  100,000   -3.28%  102,528   94,028  100,000  113,420         -        5,671
------------------------------------------------------------------------------------
  2        -   -3.38%   99,067   91,067  100,000  121,359         -        6,068
------------------------------------------------------------------------------------
  3        -   -3.45%   95,649   88,649  100,000  129,855         -        6,493
------------------------------------------------------------------------------------
  4        -   -3.53%   92,270   86,270  100,000  138,944         -        6,947
------------------------------------------------------------------------------------
  5        -   -3.63%   88,923   83,923  100,000  148,670         -        7,434
------------------------------------------------------------------------------------
  6        -   -3.73%   85,605   81,605  100,000  159,077         -        7,954
------------------------------------------------------------------------------------
  7        -   -3.85%   82,311   79,311  100,000  170,213         -        8,511
------------------------------------------------------------------------------------
  8        -   -3.98%   79,036   77,036  100,000  182,128         -        9,106
------------------------------------------------------------------------------------
  9        -   -4.13%   75,773   75,773  100,000  194,877         -        9,744
------------------------------------------------------------------------------------
 10        -   -4.30%  106,000  106,000  106,000  212,000         -       10,600
------------------------------------------------------------------------------------
 11        -   -3.94%   92,025   92,025   92,025  201,400    10,600       10,600
------------------------------------------------------------------------------------
 12        -   -4.08%   78,442   78,442   79,707  190,800    10,600       10,600
------------------------------------------------------------------------------------
 13        -   -4.28%   65,242   65,242   68,979  180,200    10,600       10,600
------------------------------------------------------------------------------------
 14        -   -4.55%   52,414   52,414   57,818  169,600    10,600       10,600
------------------------------------------------------------------------------------
 15        -   -4.99%   39,948   39,948   46,177  159,000    10,600       10,600
------------------------------------------------------------------------------------
 16        -   -5.76%   27,835   27,835   33,981  148,400    10,600       10,600
------------------------------------------------------------------------------------
 17        -   -7.57%   16,066   16,066   21,108  137,800    10,600       10,600
------------------------------------------------------------------------------------
 18        -  -16.85%    4,631    4,631    7,270  127,200    10,600       10,600
------------------------------------------------------------------------------------
 19        -        -        -        -        -  116,600    10,600       10,600
------------------------------------------------------------------------------------
 20        -        -        -        -        -  106,000    10,600       10,600
------------------------------------------------------------------------------------
 21        -        -        -        -        -   95,400    10,600       10,600
------------------------------------------------------------------------------------
 22        -        -        -        -        -   84,800    10,600       10,600
------------------------------------------------------------------------------------
 23        -        -        -        -        -   74,200    10,600       10,600
------------------------------------------------------------------------------------
 24        -        -        -        -        -   63,600    10,600       10,600
------------------------------------------------------------------------------------
 25        -        -        -        -        -   53,000    10,600       10,600
------------------------------------------------------------------------------------
 26        -        -        -        -        -   42,400    10,600       10,600
------------------------------------------------------------------------------------
 27        -        -        -        -        -   31,800    10,600       10,600
------------------------------------------------------------------------------------
 28        -        -        -        -        -   21,200    10,600       10,600
------------------------------------------------------------------------------------
 29        -        -        -        -        -   10,600    10,600       10,600
------------------------------------------------------------------------------------
 30        -        -        -        -        -        -    10,600       10,600
------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP*
--------
* To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to be signed on its behalf on this 15th day of August 2008.

           THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  Registrant

                       By: Pruco Life Insurance Company


Attest:  /s/ Thomas C. Castano            /s/ Scott D. Kaplan
         -------------------------------  -------------------------------------
Thomas C. Castano                         Scott D. Kaplan
Secretary                                 President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              Signature and Title


               *
---------------------------------
JAMES J. AVERY JR.
DIRECTOR                           Date: August 15, 2008

               *                   * *By:  /s/ Thomas C. Castano
---------------------------------          -----------------------------------
SCOTT D. KAPLAN                            THOMAS C. CASTANO
DIRECTOR                                   (ATTORNEY-IN-FACT)

               *
---------------------------------
TUCKER I. MARR
CHIEF ACCOUNTING OFFICER

               *
---------------------------------
BERNARD J. JACOB
DIRECTOR

               *
---------------------------------
HELEN M. GALT
DIRECTOR

               *
---------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

333-130989